Filed under 497(k)

Registration No. 002-83631

VALIC Company I

Emerging Economies Fund

(the “Fund”)

Supplement dated March 28, 2018, to the Fund’s

Summary Prospectus dated October 1, 2017, as supplemented and amended to date

Effective immediately, all information with respect to George Iwanicki, a portfolio manager of the Fund associated with J.P. Morgan Investment Management Inc., is hereby deleted in its entirety.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.